Organization, Going Concern and Management Plans, and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Going Concern and Management Plans, and Basis of Presentation

Note 1. ORGANIZATION, GOING CONCERN AND MANAGEMENT PLANS, AND BASIS OF PRESENTATION

Organization

Vapor Corp. (the “Company” or “Vapor”) is the holding company for its wholly owned subsidiaries The Vape Store, Inc. (“Vape Store”), Smoke Anywhere U.S.A., Inc. (“Smoke”), Emagine the Vape Store, LLC (“Emagine”) and IVGI Acquisition, Inc. The company operates 10-Florida based vape stores and a website where it sells vaporizers, liquids for vaporizers and electronic cigarettes. The Company designs, markets and distributes vaporizers, e-liquids, electronic cigarettes and accessories under the Vaporin, emagine vapor™, Krave®, VaporX®, Hookah Stix®, Fifty-One® (also known as Smoke 51) and Alternacig® EZ Smoker®, Green Puffer®, Americig®, Vaporin, FumaréTM, and Smoke Star® brands. “Vaporizers”, “Electronic cigarettes” or “e-cigarettes,” are battery-powered products that enable users to inhale nicotine vapor without smoke, tar, ash, or carbon monoxide.

Going Concern and Management Plans

The Company’s condensed consolidated financial statements for the quarter ended March 31, 2015 indicate there is substantial doubt about its ability to continue as a going concern as the Company requires additional equity and/or debt financing to continue its operations. The Company must ultimately generate sufficient cash flow to meet its obligations on a timely basis, attain profitability in its business operations, and be able to fund its long term business development and growth plans. The Company’s business will require significant amounts of capital to sustain operations and make the investments it needs to execute its longer-term business plan. The Company’s liquidity and capital resources have decreased as a result of the $3.98 million net loss that it incurred during the quarter ended March 31, 2015. At March 31, 2015, the Company’s accumulated deficit amounted to $19.21 million. At March 31, 2015, the Company had a working capital deficiency of $811,970 compared to a positive working capital of $127,874 at December 31, 2014, a decrease of $939,844.

The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern and realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company’s existing liquidity is not sufficient to fund its operations, anticipated capital expenditures, working capital deficiency and other financing requirements for the foreseeable future. The Company believes it will need to raise additional debt or equity financing to maintain and expand the business. Any equity financing or the issuance of equity equivalents could be dilutive to its shareholders. If either such additional capital is not available on terms acceptable to the Company or at all then the Company may need to curtail its operations and/or take additional measures to conserve and manage its liquidity and capital resources, any of which would have a material adverse effect on our business, results of operations and financial condition.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with GAAP for interim financial information and with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, these condensed consolidated financial statements do not include all of the information and footnotes required for audited annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary to make the condensed consolidated financial statements not misleading have been included. The condensed consolidated balance sheet at December 31, 2014 has been derived from the Company’s audited consolidated financial statements as of that date.

These unaudited condensed consolidated financial statements for the three months ended March 31, 2015 and 2014 should be read in conjunction with the audited consolidated financial statements and related notes thereto as of and for the year ended December 31, 2014 included elsewhere herein this filing. Operating results for the three months ended March 31, 2015 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2015.

Merger with Vaporin, Inc.

As fully-disclosed in Note 3 to these condensed consolidated financial statements, on December 17, 2014, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Vaporin, Inc., a Delaware corporation (“Vaporin”) pursuant to which Vaporin was to merge with and into the Company with the Company being the surviving entity. On the same date, the Company also entered into a joint venture with Vaporin (the “Joint Venture”) through the execution of an operating agreement (the “Operating Agreement”) of Emagine, pursuant to which the Company and Vaporin were 50% members of Emagine.

On March 4, 2015, the acquisition of Vaporin by the Company (the “Merger”) was completed pursuant to the terms of the Merger Agreement. In connection with the Merger, Vape Store and Emagine became wholly-owned subsidiaries of the Company.

Note 1. ORGANIZATION, BASIS OF PRESENTATION AND RECENT DEVELOPMENTS

Organization

Vapor Corp. (the “Company”) is the holding company for its wholly owned subsidiaries Smoke Anywhere U.S.A., Inc. (“Smoke”) and IVGI Acquisition, Inc. The Company designs, markets and distributes vaporizers, e-liquids, electronic cigarettes and accessories under the emagine vapor™, Krave®, VaporX®, Hookah Stix®, Fifty-One® (also known as Smoke 51) and Alternacig® brands. “Vaporizers”, “Electronic cigarettes” or “e-cigarettes,” are battery-powered products that enable users to inhale nicotine vapor without smoke, tar, ash, or carbon monoxide.

The Company was originally incorporated as Consolidated Mining International, Inc. in 1985 as a Nevada corporation, and the Company changed its name in 1987 to Miller Diversified Corporation whereupon the Company operated in the commercial cattle feeding business until October 31, 2003 when the Company sold substantially all of its assets and became a discontinued operation. On November 5, 2009, the Company acquired Smoke Anywhere USA, Inc., a distributor of electronic cigarettes, in a reverse triangular merger. As a result of the merger, Smoke Anywhere USA, Inc. became the sole operating business. On January 7, 2010, the Company changed its name to Vapor Corp. The Company reincorporated to the State of Delaware from the State of Nevada effective on December 31, 2013.

Basis of Presentation and Reverse Stock Split

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

Effective on December 27, 2013, the Company effected a reverse stock split of its common stock at a ratio of 1-for-5. No fractional shares of common stock were issued, and no cash or other consideration were paid as a result of the reverse stock split. Instead, the Company issued one whole share of post-reverse stock split common stock in lieu of each fractional share of common stock. As a result of the reverse stock split, the Company’s share capital was reduced to 51,000,000 shares from 251,000,000 shares, of which 50,000,000 shares are common stock and 1,000,000 shares are “blank check” preferred stock.

All references in these notes and in the related consolidated financial statements to number of shares, price per share and weighted average number of shares outstanding of common stock prior to the reverse stock split (including the share capital decrease) have been adjusted to reflect the reverse stock split (including the share capital decrease) on a retroactive basis, unless otherwise noted.

Merger with Vaporin, Inc.

As fully-disclosed in Note 4 to these consolidated financial statements, on December 17, 2014, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Vaporin, Inc., a Delaware corporation (“Vaporin”) pursuant to which Vaporin was to merge with and into the Company with the Company being the surviving entity. On the same date, the Company also entered into a joint venture with Vaporin (the “Joint Venture”) through the execution of an operating agreement (the “Operating Agreement”) of Emagine the Vape Store, LLC, a Delaware limited liability company (“Emagine”), pursuant to which the Company and Vaporin were 50% members of Emagine.

On March 4, 2015, the acquisition of Vaporin by the Company (the “Merger”) was completed pursuant to the terms of the Merger Agreement. In connection with the Merger, Emagine became a wholly-owned subsidiary of the Company.